Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured at Fair Value on Recurring Basis

As of March 31, 2025 and 2026, the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition are as follows:

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	231,247	-	231,247	-
- equity securities with readily determinable fair values	59,070	59,070	-	-
Available-for-sale debt securities	7,755	-	-	7,755
Total assets	298,072	59,070	231,247	7,755

	Fair value measurement at reporting date using
Description	Fair value as of March 31, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
- wealth management products	60,586	-	60,586	-
- equity securities with readily determinable fair values	100,921	100,921	-	-
Available-for-sale debt securities	5,568	-	-	5,568
Crypto assets	4,691	4,691	-	-
Total assets	171,766	105,612	60,586	5,568

Schedule of Roll Forward of Major Level 3 Investments

The Group classifies its available-for-sales debt securities as Level 3 investments. The roll forward of major Level 3 investments are as following:

	iSNOB Holdings Limited ("iSNOB")	Jiangxi Chengqianqihou Food Supply Chain Co., Ltd. (“Jiangxi Chengqianqihou”)	Juesekuangxiang (Shanghai) Technology Co. Ltd. (“Juesekuangxiang”)	Hangzhou Jimi Biotechnology Co., Ltd. (“Jimi”)	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of Level 3 investments as at March 31, 2023	24,656	5,000	—	—	4,712	34,368
Addition	—	—	6,875	5,459	—	12,334
Disposal	—	—	—	—	(298)	(298)
Impairment	—	—	—	—	(1,425)	(1,425)
Effect of currency translation adjustment	801	—	—	—	97	898
The change in fair value of the investments	564	—	—	—	341	905
Fair value of Level 3 investments as at March 31, 2024	26,021	5,000	6,875	5,459	3,427	46,782
Disposal	—	(5,000)	—	—	—	(5,000)
Impairment	(8,150)	—	(6,875)	—	—	(15,025)
Effect of currency translation adjustment	(321)	—	—	—	40	(281)
The change in fair value of the investments	(17,550)	—	—	—	(1,171)	(18,721)
Fair value of Level 3 investments as at March 31, 2025	—	—	—	5,459	2,296	7,755
Impairment	—	—	—	(1,827)	(281)	(2,108)
Effect of currency translation adjustment	—	—	—	—	(79)	(79)
Fair value of Level 3 investments as at March 31, 2026	—	—	—	3,632	1,936	5,568

The Company determines the fair value of its available-for-sale debt securities by using the market approach.
Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets	The unobservable inputs adopted in the valuation for the years ended March 31, 2024, 2025 and 2026 are as following:

	For the years ended March 31,
	2024	2025	2026
Lack of marketability discount	30%	19%-25%	16%-27%
Risk-free rate	2.2%-4.5%	1.6%-4.0%	1.3%-3.9%
Expected volatility	42%-67%	45%-59%	44%-76%
Revenue multiple	3	11	4-6